Post-employment benefits - Summary of Defined Benefit Plans Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Information About Post Employment Benefits [Abstract]
Cash	$ 528	$ 664
Insurance policies	19,399	15,913
Total	$ 19,927	$ 16,577	$ 13,436